Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Parenthetical) (Detail)	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI")	Apr. 30, 2013 Asiacloud Wireless Limited ("Asiacloud Wireless HK")	Apr. 30, 2013 Suzhou Zhuoaiyi Information Technology Co., Ltd. ("SZ Zhuoaiyi")	Apr. 30, 2013 Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy")	Apr. 30, 2013 Shanghai iJoy Information Technology Co., Ltd. ("SH iJoy")	Sep. 09, 2012 Fastweb Acquisition	Jul. 30, 2013 21Vianet Group Limited ("21Vianet HK") APEXER Investment limited ("Apexer BVI")	Jul. 30, 2013 21Vianet Group Limited ("21Vianet HK") Beijing Apex Investment LTD ("BJ Apex")	Jul. 05, 2012 21Vianet Group Limited ("21Vianet HK") 21V Xi'an	Feb. 28, 2013 Beijing Tianwang Online Communication Technology Co., Ltd. ("BJ Tianwang") Tianwang And Yilong Acquisition Variable Interest Entities	Feb. 28, 2013 Beijng Yilong Technology Co., Ltd. ("BJ Yilong") Tianwang And Yilong Acquisition Variable Interest Entities	Sep. 09, 2012 Held Directly by 21 Vianet Beijing Beijing Fastweb Network Technology Co., Ltd. ("Fastweb Network BJ") Fastweb Acquisition	Sep. 09, 2012 Held Directly by 21 Vianet Beijing Shanghai Fawei Technology Co., Ltd. (SH Fawei) Fastweb Acquisition	Sep. 09, 2012 Subsidiaries Fastweb International Holdings ("Fastweb Holdings") Fastweb Acquisition	Sep. 09, 2012 Subsidiaries Hongkong Fastweb Holdings Co., Limited ("Fastweb HK") Fastweb Acquisition	Sep. 09, 2012 Subsidiaries Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology") Fastweb Acquisition
Business Acquisition [Line Items]
Business acquisition, equity interests acquired	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%